Segment information - Geographical area (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	€ 13,046	€ 12,567	€ 25,623	€ 25,506	[1]
Change (%)	3.80%		0.50%
Asia Pacific Africa
Disclosure of operating segments [line items]
Revenue	€ 5,694	5,531	€ 11,298	11,400
Change (%)	2.90%		(0.90%)
The Americas
Disclosure of operating segments [line items]
Revenue	€ 5,067	4,680	€ 9,756	9,424
Change (%)	8.30%		3.50%
Europe
Disclosure of operating segments [line items]
Revenue	€ 2,285	€ 2,356	€ 4,569	€ 4,682
Change (%)	(3.00%)		(2.40%)

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.